Lease (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Lessee, Lease, Description [Line Items]
Future total lease payments	$ 104
Rental expenses under operating leases	$ 74	$ 72	$ 68
Factory Buildings [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease term	1 month
Factory Buildings [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease term	36 months
Office Space [Member]
Lessee, Lease, Description [Line Items]
Lease term	2 years